Share Based Payment	12 Months Ended
Mar. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Payment
33)
SHARE BASED PAYMENT

Description of the share based payment arrangements

As at March 31, 2024 and 2025, the Group had the following equity-settled share based payment arrangement programs:

a)
Share Incentive Plan
i)
Restricted Share Units (RSUs)

In 2010, the Group approved a share incentive plan in Mauritius, named the MakeMyTrip 2010 Share Incentive Plan (“Share Incentive Plan”). During the years ended March 31, 2023, 2024 and 2025, the Group granted restricted share units, or RSUs, under the plan to eligible employees. Each restricted share unit represents the right to receive one common share. The fair value of each restricted share unit is the market price of one common share of the Group on the date of grant.

Terms and Conditions of the RSUs

The terms and conditions relating to the RSUs grants under this Share Incentive Plan are given below:

Grant details	Number of instruments	Vesting conditions	Contractual life of RSUs
RSUs granted during the year ended March 31, 2023	1,455,554	Refer notes	4 – 8 years
RSUs granted during the year ended March 31, 2024	829,578	Refer notes	4 – 8 years
RSUs granted during the year ended March 31, 2025	578,796	Refer notes	4 – 8 years

Notes:

Of the RSUs granted during the year ended March 31, 2025:

- 301,167 (March 31, 2024: 571,784 and March 31, 2023: 1,120,117) RSUs have graded vesting over 4 years: 25% on the expiry of 12 months from the grant date, 25% on the expiry of 24 months from the grant date, 25% on the expiry of 36 months from the grant date, 25% on the expiry of 48 months from the grant date.

- Nil (March 31, 2024: Nil and March 31, 2023: 335,274) RSUs have 100% vesting on September 30, 2025 and Nil (March 31, 2024: 209,731 and March 31, 2023: Nil) RSUs have 100% vesting on September 30, 2026 and 121,232 (March 31, 2024: Nil and March 31, 2023: Nil) RSUs have 100% vesting during the quarter ended September 30, 2027. Further, the Group's estimate of the number of shares to be issued is adjusted upward or downward based upon the probability of achievement of the factors like Group performance (revenue, profit and gross merchandise value) of next three financial years and service condition. Maximum shares the employees are eligible to receive under this scheme are 150% of the total RSUs granted. For the grants given in financial year ended March 31, 2022, there has been a upward adjustment of 138,615 number of RSUs based on the Group's performance for the financial year ended March 31, 2022, 2023 and 2024.

- 13,379 (March 31, 2024: Nil and March 31, 2023: Nil) RSUs were fully vested on expiry of six months from the grant date.

- 4,403 (March 31, 2024: 48,063 and March 31, 2023: 163) RSUs were fully vested on the grant date.

- These RSUs can be exercised within a period of 48 months from the date of vesting or within a period of 6 months from the date of termination of employment, whichever is earlier.

The number and weighted average exercise price of RSUs under share incentive plan are as follows:

	Weighted Average Exercise Price per share (USD)	Number of Awards	Weighted Average Exercise Price per share (USD)	Number of Awards	Weighted Average Exercise Price per share (USD)	Number of Awards
	For the year ended March 31
Particulars	2023	2023	2024	2024	2025	2025
Outstanding at the beginning of the year	0.0005	7,445,641	0.0005	7,773,744	0.0005	5,041,216
Granted during the year	0.0005	1,455,554	0.0005	829,578	0.0005	578,796
Forfeited and expired during the year	0.0005	(369,630)	0.0005	(178,993)	0.0005	(89,567)
Exercised during the year	0.0005	(757,821)	0.0005	(3,383,113)	0.0005	(1,165,497)
Outstanding at the end of the year	0.0005	7,773,744	0.0005	5,041,216	0.0005	4,364,948
Exercisable at the end of the year	0.0005	4,327,478	0.0005	2,234,132	0.0005	2,416,977

The grant date fair value of RSUs granted during the year is in the range of USD 55.00 to USD 105.29 (March 31, 2024: USD 24.00 to USD 55.42 and March 31, 2023: USD 24.25 to USD 32.62).

The RSUs outstanding at March 31, 2025 have an exercise price per share of USD 0.0005 (March 31, 2024: USD 0.0005 and March 31, 2023: USD 0.0005) and a weighted average remaining contractual life of 4.0 years (March 31, 2024: 4.3 years and March 31, 2023: 3.9 years).

During the year ended March 31, 2025, share based payment expense recognized under personnel expenses (refer note 13) amounted to USD 35,927 (March 31, 2024: USD 36,936 and March 31, 2023: USD 34,651) for the RSUs granted under the Share Incentive Plan.

ii) Employee Stock Options (ESOPs)

In 2010, the Group approved a share incentive plan in Mauritius, named the MakeMyTrip 2010 Share Incentive Plan (“Share Incentive Plan”). Each ESOP represents the right to receive one hundred common equity shares of the Group. No options were granted during the years ended March 31, 2023, 2024 and 2025, respectively.

The number and weighted average exercise price of ESOPs under share incentive plan are as follows:

	Weighted Average Exercise Price per ESOP (USD)	Number of Awards	Weighted Average Exercise Price per ESOP (USD)	Number of Awards	Weighted Average Exercise Price per ESOP (USD)	Number of Awards
	For the year ended March 31
Particulars	2023	2023	2024	2024	2025	2025
Outstanding at the beginning of the year	2,229	19,489	2,229	18,502	2,229	15,813
Exercised during the year	2,229	(987)	2,229	(2,689)	2,229	(3,144.4)
Outstanding at the end of the year	2,229	18,502	2,229	15,813	2,229	12,668.6
Exercisable at the end of the year	2,229	18,502	2,229	15,813	2,229	12,668.6

The ESOPs outstanding at March 31, 2025 have an exercise price per option of USD 2,229 (March 31, 2024: USD 2,229 and March 31, 2023: USD 2,229) and a weighted average remaining contractual life of 4.7 years (March 31, 2024: 1.4 years and March 31, 2023: 2.4 years), after the extension of the expiry date of outstanding ESOPs during the year ended March 31, 2025.

During the year ended March 31, 2025, share based payment expense recognized under personnel expenses (refer note 13) amounted to USD Nil (March 31, 2024: Nil and March 31, 2023: USD 966) for the ESOPs granted under the Share Incentive Plan.

b) Employee Stock Option Plan 2015 ("Simplotel Plan 2015")

In 2015, Simplotel, one of the Group’s subsidiary (refer note 7 (c)), approved a share option plan in India, named the Employees Stock Option Plan 2015, hereinafter referred as "Simplotel Plan 2015". During the year ended March 31, 2025, Nil Simplotel Employee Stock Options ("Simplotel ESOP") (March 31, 2024: 192, March 31, 2023: Nil) were granted to employees. Each Simplotel ESOP represents the right to receive one equity share of Simplotel.

The number and weighted average exercise price of Simplotel ESOP under the Simplotel Plan 2015 are as follows:

	Weighted Average Exercise Price per Simplotel ESOP (USD)	Number of Awards	Weighted Average Exercise Price per Simplotel ESOP (USD)	Number of Awards	Weighted Average Exercise Price per Simplotel ESOP (USD)	Number of Awards
	For the year ended March 31
Particulars	2023	2023	2024	2024	2025	2025
Outstanding at beginning of the year	0.12	1,073	0.12	1,065	0.12	1,202
Granted during the year	—	—	0.12	192	—	—
Forfeited and expired during the year	0.12	(8)	0.12	(55)	0.12	(49)
Outstanding at the end of the year	0.12	1,065	0.12	1,202	0.12	1,153
Exercisable at the end of the year	0.12	947	0.12	949	0.12	992

Inputs for Measurement of Grant Date Fair Values of Simplotel ESOP Plan

For the year ended March 31, 2024
Fair value of ESOP and assumptions
Share price at grant date (USD)	442.90
Fair value at grant date (USD)	442.90
Exercise price (USD)	0.12
Expected volatility	46.50%
Expected term	6 years
Expected dividends	—
Risk-free interest rate	7.60%

During the year ended March 31, 2024, 192 Simplotel ESOPs have graded vesting over 4 years: 10% will vest on completion of one year from the grant date, remaining Simplotel ESOPs will equally vest quarterly thereafter in the remaining 3 years in the ratio of 20% in second year, 30% in third year and 40% in fourth year from the date of grant.

The Simplotel ESOPs outstanding at March 31, 2025 have an exercise price per Simplotel ESOP of USD 0.12 (March 31, 2024: USD 0.12, March 31, 2023: 0.12). The weighted average remaining contractual life of the Simplotel ESOPs granted under this plan is 9.5 years (March 31, 2024: 10 years).

During the year ended March 31, 2025, share based payment expense recognized under personnel expenses (refer note 13) amounted to USD 22 (March 31, 2024: USD 1, March 31, 2023: USD 26), for the Simplotel ESOPs granted under Simplotel Plan 2015.

c) Book My Forex Employees Stock Option Plan, 2022 ("BMF Plan 2022")

In 2022, BMF, one of the Group’s subsidiary (refer note 7 (b)), approved a plan in India, named it Book My Forex Employees Stock Option Plan, 2022, hereinafter referred as "BMF Plan 2022". During the year ended March 31 2025, 476 BMF Employee Stock Options ("BMF ESOPs") (March 31, 2024: 2,490, March 31, 2023: Nil) were granted to employees. Each BMF ESOP represents the right to receive one equity share of BMF.

The number and weighted average exercise price of BMF ESOPs under the BMF Plan 2022 are as follows:

	Weighted Average Exercise Price per BMF ESOP (USD)	Number of Awards	Weighted Average Exercise Price per BMF ESOP (USD)	Number of Awards
	For the year ended March 31
Particulars	2024	2024	2025	2025
Outstanding at beginning of the year	—	—	0.12	2,490
Granted during the year	0.12	2,490	0.12	476
Forfeited and expired during the year	—	—	0.12	(249)
Outstanding at the end of the year	0.12	2,490	0.12	2,717
Exercisable at the end of the year	—	—	0.12	1,162

Inputs for Measurement of Grant Date Fair Values of BMF Plan 2022

For the year ended March 31, 2024
Fair value of BMF ESOP and assumptions
Share price at grant date (USD)	16.65
Fair value at grant date (USD)	16.65
Exercise price (USD)	0.12
Expected volatility	46.40%
Expected term	6 years
Expected dividends	—
Risk-free interest rate	7.32%

Notes:

Of the BMF ESOPs granted during the year ended March 31, 2025:

-Nil (March 31, 2024: 1,992) BMF ESOPs have graded vesting over 2 years: 50% will vest on completion of one year from the grant date and remaining 50% will vest on completion of two years from the grant date.

-476 (March 31, 2024: 498) BMF ESOPs have graded vesting over 3 years: one third will vest on completion of one, two and three years from the grant date respectively.

The BMF ESOPs outstanding at March 31, 2025 have an exercise price per BMF ESOP of USD 0.12 (March 31, 2024: USD 0.12). The weighted average remaining contractual life of the BMF ESOPs granted under this plan is 11.7 years (March 31, 2024: 10.6 years).

During the year ended March 31, 2025, share based payment expense recognized under personnel expenses (refer note 13) amounted to USD 7 (March 31, 2024: USD 26), for the BMF ESOPs granted under BMF Plan 2022.

d) Savaari Car Rentals Private Limited Employee Stock Option Plan

i. 2013 Employee Stock Option Plan ("Savaari Plan 2013")

In 2013, Savaari, one of the Group’s subsidiary (refer note 7 (d)), approved a share option plan in India, named it 2013 Employee Stock Option Plan, hereinafter referred as "Savaari Plan 2013". Each Savaari ESOP represents the right to receive one equity share of Savaari. No Savaari ESOPs were granted during the year ended March 31, 2024 and 2025 under this plan.

The number and weighted average exercise price of Savaari ESOPs under the Savaari Plan 2013 are as follows:

	Weighted Average Exercise Price per Savaari ESOP (USD)	Number of Awards	Weighted Average Exercise Price per Savaari ESOP (USD)	Number of Awards
	For the year ended March 31
Particulars	2024	2024	2025	2025
Outstanding at the date of acquisition / Outstanding at beginning of the year	0.01	30,710	0.01	30,685
Forfeited and expired during the year	0.01	(25)	0.01	(8,689)
Exercised during the year*	—	—	0.01	(14,101)
Outstanding at the end of the year	0.01	30,685	0.01	7,895
Exercisable at the end of the year	0.01	30,637	0.01	7,895

The Savaari ESOPs outstanding at March 31, 2025 have an exercise price per Savaari ESOP of USD 0.01 (March 31, 2024: USD 0.01). The weighted average remaining contractual life of the Savaari ESOPs granted under this plan is 5 years (March 31, 2024: 6.1 years).

During the year ended March 31, 2025, share based payment expense recognized under personnel expenses (refer note 13) amounted to Nil (March 31, 2024: USD ^), for the Savaari ESOPs granted under Savaari Plan 2013.

* During the year ended March 31, 2025, Savaari has settled 16,992 Savaari ESOPs by paying a cash consideration of USD 122.

^ less than 1

ii. Employee Stock Option Plan-2024 ("Savaari Plan 2024")

During the year ended March 31, 2025 , Savaari, one of the Group’s subsidiary, approved a share option plan in India, named it Employee Stock Option Plan-2024, hereinafter referred as "Savaari Plan 2024". Each Savaari 2024 ESOP represents the right to receive one equity share of Savaari. 23,308 Savaari 2024 ESOPs were granted during the year ended March 31, 2025 under this plan.

The number and weighted average exercise price of Savaari 2024 ESOPs under the Savaari Plan 2024 are as follows:

	Weighted Average Exercise Price per share (USD)	Number of Awards
	For the Year ended March 31
Particulars	2025	2025
Outstanding at beginning of the year	—	—
Granted during the year	0.01	23,308
Forfeited and expired during the year	0.01	(5,158)
Outstanding at the end of the year	0.01	18,150

Inputs for Measurement of Grant Date Fair Values of Savaari Plan 2024

For the year ended March 31
Fair value of Savaari 2024 ESOP and assumptions
Share price at grant date (USD)	16.48
Fair value at grant date (USD)	16.48
Exercise price (USD)	0.01
Expected volatility	37.32%
Expected term	5 years
Expected dividends	—
Risk-free interest rate	6.47%

Notes:

Of the Savaari 2024 ESOPs granted during the year ended March 31, 2025:

-1,650 Savaari 2024 ESOPs have 100% vesting on completion of one year from the grant date.

-21,658 Savaari 2024 ESOPs have graded vesting over 5 years: 20% on the expiry of 12 months from the grant date, 20% on the expiry of 24 months from the grant date, 20% on the expiry of 36 months from the grant date, 20% on the expiry of 48 months from the grant date, 20% on the expiry of 60 months from the grant date.

The Savaari 2024 ESOPs outstanding at March 31, 2025 have an exercise price per Savaari 2024 ESOP of USD 0.01. The weighted average remaining contractual life of the Savaari 2024 ESOPs granted under this plan is 7.5 years.

During the year ended March 31, 2025, share based payment expense recognized under personnel expenses (refer note 13) amounted to USD 62 for the Savaari 2024 ESOPs granted under Savaari Plan 2024.